REALM ACQUISITION - Additional Information (Details)	Jul. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
REALM ACQUISITION
Income tax payable		$ 300,000	$ 4,722
Realm
REALM ACQUISITION
Number Of Shares Per American Depository Shares | shares	25
Realm | Non-recurring fair value measurement
REALM ACQUISITION
Asset Acquisition, Aggregate Consideration, Shares Issued | shares	6,718,150
Asset Acquisition, Aggregate Consideration, Shares Issued, Ratio	0.05763
Asset Acquisition, Aggregate Consideration, Shares Issued per ADS, Fraction	1.44090
Asset Acquisition, Aggregate Consideration, Value Issued	$ 15,989,197
Costs associated with termination of office lease		246,906
Income tax payable		$ 300,000